Shareholder Report, Average Annual Return (Details)	5 Months Ended	7 Months Ended	12 Months Ended		25 Months Ended	27 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000258541
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Small Cap Value Fund - Class I
C000258542
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Small Cap Value Fund - Investor Class
C000222264
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Altrinsic International Equity Fund - Class I
C000224843
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Core Plus Bond Fund - Class I
C000205678
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Dynamic Small Cap Fund - Class A
Average Annual Return, Percent				(5.90%)	10.40%
C000205677
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Dynamic Small Cap Fund - Class I
C000250358
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Kennedy MicroCap Fund - Class I
C000222265
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square McKee Bond Fund - Class I
C000222266
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square McKee Bond Fund - Class R6
C000205681
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Multi Strategy Fund - Class A
Average Annual Return, Percent				1.33%					10.03%	8.03%
C000205683
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Multi Strategy Fund - Class I
C000205685
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Preferred and Income Securities Fund - Class I
C000255877
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
C000217840
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Select Small Cap Fund - Class I
C000205671
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Spectrum Alpha Fund - Class A
Average Annual Return, Percent				(4.00%)					6.92%	4.90%
C000205673
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Spectrum Alpha Fund - Class I
C000217841
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Strategic Income Fund - Class A
C000217842
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Strategic Income Fund - Class I
C000224841
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Defensive Fund - Class A
Average Annual Return, Percent				(7.39%)					5.62%	3.71%
C000224840
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Defensive Fund - Class C
Average Annual Return, Percent				(3.51%)					6.06%	3.53%
C000224839
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Defensive Fund - Class I
C000224838
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Growth Fund - Class A
Average Annual Return, Percent				3.28%					8.06%	6.11%
C000224836
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Growth Fund - Class C
Average Annual Return, Percent				7.76%					8.51%	5.95%
C000224837
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Square Tactical Growth Fund - Class I
Without Sales Load [Member] | C000258541
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.84%)							13.82%	6.38%
Without Sales Load [Member] | C000258542
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.97%)							13.54%	6.11%
Without Sales Load [Member] | C000222264
Average Annual Return [Line Items]
Average Annual Return, Percent		12.55%						7.15%
Without Sales Load [Member] | C000224843
Average Annual Return [Line Items]
Average Annual Return, Percent				7.88%					1.24%	1.35%
Without Sales Load [Member] | C000205678
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.14%)	13.60%
Without Sales Load [Member] | C000205677
Average Annual Return [Line Items]
Average Annual Return, Percent				0.14%					14.16%	9.60%
Without Sales Load [Member] | C000250358
Average Annual Return [Line Items]
Average Annual Return, Percent			20.91%
Without Sales Load [Member] | C000222266
Average Annual Return [Line Items]
Average Annual Return, Percent		1.66%					(0.26%)
Without Sales Load [Member] | C000205681
Average Annual Return [Line Items]
Average Annual Return, Percent				7.49%					11.34%	8.68%
Without Sales Load [Member] | C000205683
Average Annual Return [Line Items]
Average Annual Return, Percent				7.75%					11.67%	9.00%
Without Sales Load [Member] | C000205685
Average Annual Return [Line Items]
Average Annual Return, Percent				8.74%					12.56%	10.70%
Without Sales Load [Member] | C000255877
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%
Without Sales Load [Member] | C000217840
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.98%)							12.24%	8.52%
Without Sales Load [Member] | C000205671
Average Annual Return [Line Items]
Average Annual Return, Percent				1.86%					8.20%	5.53%
Without Sales Load [Member] | C000205673
Average Annual Return [Line Items]
Average Annual Return, Percent				2.02%					8.46%	5.81%
Without Sales Load [Member] | C000217841
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%				8.18%
Without Sales Load [Member] | C000217842
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%							4.65%	4.40%
Without Sales Load [Member] | C000224841
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.77%)					6.88%	4.32%
Without Sales Load [Member] | C000224840
Average Annual Return [Line Items]
Average Annual Return, Percent				(2.54%)					6.06%	3.53%
Without Sales Load [Member] | C000224839
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.56%)					7.11%	4.55%
Without Sales Load [Member] | C000224838
Average Annual Return [Line Items]
Average Annual Return, Percent				9.56%					9.35%	6.75%
Without Sales Load [Member] | C000224836
Average Annual Return [Line Items]
Average Annual Return, Percent				8.76%					8.51%	5.95%
Without Sales Load [Member] | C000224837
Average Annual Return [Line Items]
Average Annual Return, Percent				9.91%					9.61%	7.02%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		4.05%							15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		4.05%							15.34%	12.21%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent		13.57%						7.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.46%					(0.90%)	1.49%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%	19.50%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.84%					(1.41%)
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.46%					(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.31%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		4.05%							15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.84%				3.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.84%							(0.90%)	1.49%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				13.12%					15.34%	12.21%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(7.26%)							12.03%	6.22%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(7.26%)							12.03%	6.22%
HFRX Absolute Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Absolute Return Index
Average Annual Return, Percent				5.05%					3.68%	2.35%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				1.19%	9.33%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				1.19%					9.64%	6.64%
Russell Microcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			5.56%
ICE BofA Fixed Rate Preferred Securities Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofAML Fixed Rate Preferred Securities Index
Average Annual Return, Percent				2.72%					2.26%	3.80%
ICE BofA Core Plus Fixed Rate Preferred Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent	(2.84%)
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(5.17%)							9.64%	6.64%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(7.26%)							12.03%	6.22%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				1.19%					9.64%	6.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				1.19%					9.64%	6.64%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		3.03%				5.01%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		3.03%							0.55%	1.87%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Average Annual Return, Percent				10.52%					7.42%	6.34%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Average Annual Return, Percent				10.52%					7.42%	6.34%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderate Target Risk Index
Average Annual Return, Percent				10.52%					7.42%	6.34%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent				11.96%					10.07%	7.73%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent				11.96%					10.07%	7.73%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent				11.96%					10.07%	7.73%